Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
Entity Central Index Key	0000315748
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000005557
Shareholder Report [Line Items]
Fund Name	Municipal Money Fund
Class Name	Investor Class
Trading Symbol	PTEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Municipal Money Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Money Fund - Investor Class	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 649,907,000
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$649,907
Number of Portfolio Holdings	190

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Other Municipal Security	46.9%
Variable Rate Demand Notes	31.3
Non-Financial Company Commercial Paper	19.9
Other Instruments	0.8
Short-Term and Other	1.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
RBC Municipal Products Trust	2.4%
Vermont Ed. & Health Buildings Fin. Agency, Fletcher Allen Health Care	2.3
Rhode Island Health & Ed. Building, Brown Univ.	2.2
New York State Dormitory Auth., Tender Option Bond Trust Receipts	2.1
South Carolina Public Service Auth.	1.9
Louisiana Offshore Terminal Auth., Loop Project	1.9
Illinois Fin. Auth.	1.9
Illinois Fin. Auth., Steppenwolf Theatre Company Project	1.7
Kentucky Higher Ed. Student Loan	1.7
Univ. of Michigan, Board of Trustees	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193189
Shareholder Report [Line Items]
Fund Name	Municipal Money Fund
Class Name	I Class
Trading Symbol	TERXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Municipal Money Fund (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Money Fund - I Class	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 649,907,000
Holdings Count | Holding	190
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$649,907
Number of Portfolio Holdings	190

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Other Municipal Security	46.9%
Variable Rate Demand Notes	31.3
Non-Financial Company Commercial Paper	19.9
Other Instruments	0.8
Short-Term and Other	1.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
RBC Municipal Products Trust	2.4%
Vermont Ed. & Health Buildings Fin. Agency, Fletcher Allen Health Care	2.3
Rhode Island Health & Ed. Building, Brown Univ.	2.2
New York State Dormitory Auth., Tender Option Bond Trust Receipts	2.1
South Carolina Public Service Auth.	1.9
Louisiana Offshore Terminal Auth., Loop Project	1.9
Illinois Fin. Auth.	1.9
Illinois Fin. Auth., Steppenwolf Theatre Company Project	1.7
Kentucky Higher Ed. Student Loan	1.7
Univ. of Michigan, Board of Trustees	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless